Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2024
Statement [line items]
Summary of current assets - trade and other receivables

	Consolidated
	December 2024	June 2024
	$	$
Current assets
GBM Agile deposit	—	3,756,039
Deposits held	7,687	7,687
BAS receivable	88,445	133,003

	96,132	3,896,729